Stockholders' Deficit (Details Narrative) (USD $)	0 Months Ended		12 Months Ended
	Mar. 11, 2013	Jun. 05, 2012	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Common Stock, shares authorized			500,000	500,000
Common Stock, par value			$ 0.001	$ 0.001
Stock shares issued during period for services to majority stockholder	100,000	100,000
Stock shares issued during period value for services to majority stockholder	$ 1,000	$ 1,000	$ (1,000)	$ (1,000)
Due to majority stockholder			$ 48,500	$ 40,800
Percentage of owned majority stockholder			100.00%	100.00%